Short-term Borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Short-term Borrowings
Short-term borrowings	¥ 39,814	¥ 69,771	$ 5,693
Weighted average interest rate	1.50%	1.50%